Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net income	$ 62,867	$ 52,931	$ 47,322
Reconciliation of net income to net cash provided by operating activities:
Depreciation and amortization	21,439	22,240	28,669
Stock-based compensation	3,621	3,835	4,711
Accretion of discount on Series B Debentures	64	85	106
Impairment of right of use asset			1,439
Capital loss (gain) from sale of property and equipment	195	26	(60)
Net changes in operating assets and liabilities
Decrease (Increase) in net trade receivables, unbilled receivables and contract assets	3,960	(21,860)	(13,937)
Decrease (increase) in other operating assets	(10,492)	1,661	5,658
Changes in operating lease right-of-use assets	5,090	6,044	12,085
Decrease in deferred tax liabilities, net	(3,003)	(10,134)	(1,902)
Increase (decrease) in trade payables	(3,580)	4,634	(529)
Increase (decrease) in other operating liabilities	(4,098)	(235)	5,338
Changes in operating lease liabilities	(4,813)	(7,787)	(13,663)
Increase (decrease) deferred revenues	7,266	(7,738)	4,930
Increase in accrued severance pay, net	909	78	375
Net cash provided by operating activities	79,425	43,780	80,542
Cash flows from investing activities:
Purchase of property and equipment	(2,574)	(2,757)	(3,786)
Proceeds from sale of property and equipment	48	54	1,111
Capitalized software development costs	(6,518)	(6,097)	(7,911)
Net cash received from (paid for) acquisitions (b)	(8,060)	(3,466)	831
Proceeds from (investment in) short-term bank deposits and other, net	(55,499)	26	10,031
Purchase of other intangible asset	(177)	(200)	(151)
Net cash provided by )used in( investing activities	(72,780)	(12,440)	125
Cash flows from financing activities:
Proceeds from employee stock options exercised	4,809		2,038
Repayment of Series B Debentures	(19,796)	(19,796)	(19,796)
Distribution of dividend	(28,144)	(38,579)	(20,255)
Payments of contingent consideration			(926)
Acquisition of non-controlling interests	(161)		(990)
Dividend to non-controlling interest	(47)		(31)
Net cash used in financing activities	(43,339)	(58,375)	(39,960)
Effect of exchange rate changes on cash	3,125	(2,923)	(3,025)
Increase (decrease) in cash, and cash equivalents	(33,569)	(29,958)	37,682
Cash, cash equivalents at beginning of year	160,285	190,243	152,561
Cash and cash equivalents at end of year	126,716	160,285	190,243
(a) Cash paid during the year for:
Interest	752	1,468	3,500
Income taxes	29,886	12,846	9,050
Fair value of assets acquired and liabilities assumed at the date of acquisition:
Working capital, net (excluding cash and cash equivalents)	(627)	317	238
Other long-term assets	(2,439)
Other long-term liabilities	202
Deferred tax liability	828
Deferred payment consideration liability	1,488
Goodwill and other intangible assets	(7,512)	(3,783)	593
Net cash paid for acquisitions, total	(8,060)	(3,466)	831
(c) Non-cash transactions:
Net lease liabilities arising (modifying) from obtaining right-of-use assets	(4,875)	(24)	5,526
Property and equipment purchase incurred but unpaid at year end	$ 75	$ 268	$ 262